PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
SUMMARY OF COMPONENTS OF PROPERTY AND EQUIPMENT

The following table summarizes the components of our property and equipment as of the dates presented:

	September 30,	December 31,
	2023	2022
Furniture and Fixtures	$6,103	$6,103
Computer Equipment	1,053,193	867,670
	1,059,296	873,773
Accumulated depreciation	(584,230)	(446,742)
Property and equipment, net of accumulated depreciation	$475,066	$427,031

The following table summarizes the components of the Company’s property and equipment as of the dates presented:

	December 31,	December 31,
	2022	2021
Furniture and Fixtures	$6,103	$2,991
Computer Equipment	867,670	559,654
	873,773	562,645
Accumulated depreciation	(446,742)	(274,239)
Property and equipment, net of accumulated depreciation	$427,031	$288,406